Segment Information (Tables)	12 Months Ended
Jun. 30, 2026
Segment Information [Abstract]
Schedule of Non-Current Assets Other than Financial Instruments and Deferred Tax Assets

The total of non-current assets other than financial instruments and deferred tax assets, broken down by location of the assets:

	30 June 2026 $	30 June 2025 $
Geographical information
Germany	15,800,000	-
Greenland	311,543,060	107,856,418
Austria	71,964,286	55,557,718
	399,307,346	163,414,136